Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
July 31, 2024
IGI-K6-NPRT3-0924
1.9893914.105
Common Stocks - 96.2%
	Shares	Value ($)
Australia - 2.4%
Aristocrat Leisure Ltd.	104,014	3,688,042
Brazilian Rare Earths Ltd.	276,000	456,640
Canva, Inc. Class A (a)(b)	400	426,664
CAR Group Ltd.	155,397	3,541,522
IperionX Ltd. (c)(d)	1,398,149	2,029,789
National Storage REIT unit	2,546,315	4,112,952
Steadfast Group Ltd.	457,323	1,940,941
TOTAL AUSTRALIA		16,196,550
Bailiwick of Jersey - 0.5%
JTC PLC (e)	252,099	3,409,383
Belgium - 1.4%
UCB SA	55,772	9,334,558
Brazil - 1.4%
MercadoLibre, Inc. (c)	3,686	6,151,565
Nu Holdings Ltd. Class A (c)	261,600	3,173,208
TOTAL BRAZIL		9,324,773
Canada - 4.7%
Alimentation Couche-Tard, Inc. (multi-vtg.)	85,614	5,277,665
Cameco Corp.	69,227	3,150,853
Canadian Natural Resources Ltd.	234,027	8,309,132
Constellation Software, Inc.	4,268	13,466,589
Constellation Software, Inc. warrants 3/31/40 (b)(c)	4,032	0
Definity Financial Corp.	33,313	1,158,650
Lumine Group, Inc. (c)	11,697	313,044
TOTAL CANADA		31,675,933
China - 0.6%
Chervon Holdings Ltd.	260,805	596,862
PDD Holdings, Inc. ADR (c)	26,236	3,381,558
TOTAL CHINA		3,978,420
Denmark - 3.7%
Novo Nordisk A/S Series B	170,038	22,528,831
Tryg A/S	90,478	1,981,347
TOTAL DENMARK		24,510,178
France - 9.5%
Air Liquide SA	51,052	9,314,874
AXA SA	268,352	9,421,795
BNP Paribas SA	43,552	2,983,911
EssilorLuxottica SA	28,712	6,578,273
Hermes International SCA	2,670	5,845,676
L'Oreal SA	23,551	10,184,580
LVMH Moet Hennessy Louis Vuitton SE	15,351	10,828,018
Safran SA	36,120	7,935,300
TOTAL FRANCE		63,092,427
Germany - 6.4%
adidas AG	13,872	3,472,500
Merck KGaA	25,681	4,608,123
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,567	6,196,450
Nexus AG	37,111	2,225,051
Rheinmetall AG	19,907	10,854,044
SAP SE	41,598	8,794,662
Siemens AG	37,422	6,851,860
Talanx AG	73	5,550
TOTAL GERMANY		43,008,240
Hong Kong - 0.3%
AIA Group Ltd.	349,866	2,340,205
Hungary - 0.3%
Richter Gedeon PLC	68,212	1,944,618
India - 2.8%
360 ONE WAM Ltd.	93,000	1,257,693
Avenue Supermarts Ltd. (c)(e)	33,402	1,969,126
Computer Age Management Services Private Ltd.	55,070	2,982,264
HDFC Bank Ltd.	334,642	6,466,782
HDFC Bank Ltd. sponsored ADR	50,286	3,017,663
Larsen & Toubro Ltd.	56,484	2,573,655
Lenskart Solutions Pvt Ltd. (a)(b)(c)	240,000	659,279
TOTAL INDIA		18,926,462
Ireland - 2.2%
AIB Group PLC	205,800	1,180,453
Cairn Homes PLC	1,845,180	3,771,593
Dalata Hotel Group PLC	608,492	2,703,309
Kingspan Group PLC (Ireland)	73,504	6,873,094
TOTAL IRELAND		14,528,449
Israel - 0.4%
Wix.com Ltd. (c)	16,962	2,644,800
Italy - 5.0%
BFF Bank SpA (e)	251,563	2,845,055
Davide Campari Milano NV	235,131	2,122,284
Ferrari NV	9,834	4,061,540
FinecoBank SpA	126,560	2,150,422
Prysmian SpA	70,857	4,872,564
Recordati SpA	17,412	948,802
UniCredit SpA	397,435	16,324,525
TOTAL ITALY		33,325,192
Japan - 19.1%
Capcom Co. Ltd.	172,515	3,687,414
Daiichi Sankyo Co. Ltd.	123,770	5,040,866
Disco Corp.	4,705	1,573,337
Fast Retailing Co. Ltd.	23,672	6,525,161
Fuji Electric Co. Ltd.	76,686	4,313,350
Hitachi Ltd.	772,037	16,681,158
Hoya Corp.	47,062	5,896,907
Itochu Corp.	211,402	10,841,425
Keyence Corp.	8,823	3,857,948
Mitsubishi Heavy Industries Ltd.	397,594	4,765,595
Mitsubishi UFJ Financial Group, Inc.	584,062	6,746,122
Mitsui & Co. Ltd.	224,196	5,202,219
Murata Manufacturing Co. Ltd.	74,030	1,647,018
ORIX Corp.	344,486	8,332,996
Pan Pacific International Holdings Ltd.	135,955	3,576,641
Renesas Electronics Corp.	471,629	8,123,278
Shin-Etsu Chemical Co. Ltd.	235,522	10,464,404
Sony Group Corp.	61,387	5,452,310
Sumitomo Mitsui Financial Group, Inc.	73,886	5,335,524
Taiyo Yuden Co. Ltd.	48,208	1,448,657
Timee, Inc.	15,700	151,964
Tokio Marine Holdings, Inc.	119,149	4,674,590
Tokyo Seimitsu Co. Ltd.	26,313	1,834,647
Visional, Inc. (c)	24,167	1,271,226
TOTAL JAPAN		127,444,757
Kazakhstan - 0.2%
Kaspi.KZ JSC ADR	9,049	1,177,546
Korea (South) - 2.2%
Samsung Electronics Co. Ltd.	112,527	6,892,309
SK Hynix, Inc.	55,437	7,875,689
TOTAL KOREA (SOUTH)		14,767,998
Luxembourg - 0.3%
CVC Capital Partners PLC (e)	108,757	2,042,723
Netherlands - 7.4%
ASML Holding NV (Netherlands)	23,443	21,578,194
BE Semiconductor Industries NV	56,804	7,324,881
EXOR NV	13,688	1,401,389
IMCD NV	17,795	2,561,399
ING Groep NV (Certificaten Van Aandelen)	324,880	5,896,880
Topicus.Com, Inc.	6,138	540,468
Universal Music Group NV	64,320	1,532,391
Wolters Kluwer NV	51,433	8,633,388
TOTAL NETHERLANDS		49,468,990
Puerto Rico - 0.1%
Liberty Latin America Ltd. Class C (c)	37,200	394,320
Spain - 1.1%
CaixaBank SA	1,136,529	6,628,511
Puig Brands SA Class B	24,000	670,129
TOTAL SPAIN		7,298,640
Sweden - 3.5%
ASSA ABLOY AB (B Shares)	96,533	2,939,846
Indutrade AB	247,026	7,252,173
Investor AB (B Shares)	316,020	8,964,897
Kry International AB (a)(b)(c)	71	1,810
Lagercrantz Group AB (B Shares)	234,564	3,955,688
TOTAL SWEDEN		23,114,414
Switzerland - 0.9%
Partners Group Holding AG	4,458	6,015,951
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	449,095	13,157,935
United Kingdom - 12.1%
3i Group PLC	222,753	8,961,516
AstraZeneca PLC (United Kingdom)	66,732	10,601,772
BAE Systems PLC	586,181	9,776,393
Baltic Classifieds Group PLC	319,069	1,111,586
Big Yellow Group PLC	121,517	1,890,216
Cab Payments Holdings Ltd.	10,512	12,270
Compass Group PLC	334,671	10,306,199
DCC PLC (United Kingdom)	226	15,573
Diageo PLC	43,919	1,366,539
Flutter Entertainment PLC (c)	21,401	4,229,979
Games Workshop Group PLC	28,771	3,809,616
JD Sports Fashion PLC	786,433	1,330,475
London Stock Exchange Group PLC	72,084	8,774,478
RELX PLC (London Stock Exchange)	156,126	7,368,759
Sage Group PLC	248,567	3,470,262
Starling Bank Ltd. Series D (a)(b)(c)	137,500	560,339
Zegona Communications PLC (c)	1,581,560	7,075,447
TOTAL UNITED KINGDOM		80,661,419
United States of America - 5.7%
CRH PLC	81,991	6,990,362
Linde PLC	14,395	6,528,133
Microsoft Corp.	3,901	1,631,983
Nestle SA (Reg. S)	24,608	2,492,610
NVIDIA Corp.	11,004	1,287,688
Samsonite International SA (e)	644,072	1,858,966
Schneider Electric SA	34,299	8,267,268
Shell PLC (London)	252,283	9,199,218
TOTAL UNITED STATES OF AMERICA		38,256,228
TOTAL COMMON STOCKS (Cost $486,907,652)		642,041,109

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Australia - 0.0%
Canva, Inc.:
Series A (a)(b)	85	90,666
Series A2 (a)(b)	15	16,000
TOTAL AUSTRALIA		106,666
China - 0.0%
ByteDance Ltd. Series E1 (a)(b)(c)	1,533	352,314
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	8,434	38,628
TOTAL CHINA		390,942
Estonia - 0.1%
Bolt Technology OU Series E (a)(b)(c)	3,347	450,939
Sweden - 0.0%
Kry International AB Series E (a)(b)(c)	413	13,968
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,452,783)		962,515

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	23,691,069	23,695,807
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	742,632	742,706
TOTAL MONEY MARKET FUNDS (Cost $24,438,513)		24,438,513

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $512,798,948)	667,442,137
NET OTHER ASSETS (LIABILITIES) - 0.0%	(107,875)
NET ASSETS - 100.0%	667,334,262

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,610,607 or 0.4% of net assets.

(b)	Level 3 security
(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,125,253 or 1.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539

ByteDance Ltd. Series E1	11/18/20	167,977

Canva, Inc. Class A	3/18/24	426,664

Canva, Inc. Series A	9/22/23	90,666

Canva, Inc. Series A2	9/22/23	16,000

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	119,789

Kry International AB	5/14/21	30,836

Kry International AB Series E	5/14/21	188,812

Lenskart Solutions Pvt Ltd.	4/30/24	661,395

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	286,270

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,988,977	200,664,388	197,956,823	544,261	(735)	-	23,695,807	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,348,895	55,208,921	58,815,110	57,292	-	-	742,706	0.0%
Total	25,337,872	255,873,309	256,771,933	601,553	(735)	-	24,438,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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